Other Assets (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Other Assets

	As at 31 December 2021 RMB million	As at 31 December 2020 RMB million
Investments receivable and prepaid	9,493	1,559
Land use rights(i)	8,011	8,056
Disbursements	5,327	5,866
Automated policy loans	3,673	3,522
Tax prepaid	3,353	2,257
Due from related parties	717	728
Prepayments to constructors	101	187
Others	8,884	6,865

Total	39,559	29,040

Current	30,713	19,717
Non-current	8,846	9,323

Total	39,559	29,040

(i)	The Group’s right-of-use assets include the above land use rights and right-of-use assets disclosed in Note 7.